Stock-Based Awards - Schedule of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Issuable Under Options, Beginning balance	924,132
Shares Issuable Under Options, Granted	753,886
Shares Issuable Under Options, Exercised	(44,094)
Shares Issuable Under Options, Forfeited	(21,933)
Shares Issuable Under Options, Ending balance	1,611,991	924,132
Shares Issuable Under Options, Vested and expected to vest	1,603,423
Shares Issuable Under Options, Exercisable	651,303
Weighted Average Exercise Price, Beginning balance	$ 1.69
Weighted Average Exercise Price, Granted	$ 9.35
Weighted Average Exercise Price, Exercised	$ 0.78
Weighted Average Exercise Price, Forfeited	$ 5.56
Weighted Average Exercise Price, Ending balance	$ 5.24	$ 1.69
Weighted Average Exercise Price, Vested and expected to vest	$ 5.26
Weighted Average Exercise Price, Exercisable	$ 1.72
Weighted Average Remaining Contractual Term, Beginning balance	6 years 6 months	7 years
Weighted Average Remaining Contractual Term, Vested and Expected to vest	6 years 6 months
Weighted Average Remaining Contractual Term, Exercisable	4 years 9 months 18 days
Aggregate Intrinsic Value, Beginning balance	$ 1,986
Aggregate Intrinsic Value, Ending balance	29,464	1,986
Aggregate Intrinsic Value, Vested and Expected to vest	29,279
Aggregate Intrinsic Value, Exercisable	$ 14,196